4. ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
4. ACCRUED EXPENSES

Accrued expenses consist of the following at December 31, 2012 and for the period from March 11, 2011 (inception) through December 31, 2011:

	December 31, 2012	March 11, 2011 through December 31, 2011
Compensation related costs	$1,022,716	$-
Consulting fees	679,800	169,721
Legal fees	563,380	-
Finders’ fee liability	100,000	-
Interest	90,650	-
Other	11,250	-
	$2,467,796	$169,721